Investments in associated undertakings - Interest (Details) - GBP (£) £ in Millions		Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2022	Dec. 31, 2021
Investments in associated undertakings
Investments in associated undertakings	[1]	£ 44	£ 63
Measurement period adjustments
Investments in associated undertakings
Investments in associated undertakings			10	£ 11
Nippon Calmic Limited
Investments in associated undertakings
Investments in associated undertakings		31	32		£ 29
Individually immaterial associated undertakings
Investments in associated undertakings
Investments in associated undertakings		£ 13	£ 31		£ 1

[1]	Goodwill, right-of-use assets, investments in associated undertakings, contract costs, accrued income, accruals, loans, long-term liabilities, lease liabilities, deferred tax liabilities, and provisions have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).